Performance Graph - Unaudited (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
United Technologies Corporation
Performance Graph [Line Items]
December, Graph Details	$ 155.18	$ 137.06	$ 160.13	$ 109.38	$ 95.03	$ 100.00
S&P 500 Index
Performance Graph [Line Items]
December, Graph Details	156.82	180.75	178.29	118.45	102.11	100.00
Dow Jones Industrial Average
Performance Graph [Line Items]
December, Graph Details	$ 154.91	$ 170.83	$ 170.46	$ 119.48	$ 108.38	$ 100.00